UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21219
Investment Company Act File Number

Eaton Vance Insured Municipal Bond Fund II
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

September 30
Date of Fiscal Year End

June 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certifications

Item 1. Schedule of Investments

Eaton Vance Insured Municipal Bond Fund II	as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 190.6%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 0.6%
$1,600	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	$690,688

		$690,688

General Obligations — 3.3%
$3,500	New York, NY, 5.25%, 1/15/33(1)	$3,522,260

		$3,522,260

Hospital — 5.3%
$60	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$45,709
900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	612,351
750	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	574,005
500	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	446,235
1,285	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,188,535
2,200	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	276,232
5,000	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	581,050
990	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	882,199
1,440	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	1,071,634

		$5,677,950

Industrial Development Revenue — 7.8%
$4,750	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	$4,336,750
4,790	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	4,051,717

		$8,388,467

Insured-Electric Utilities — 15.6%
$1,000	American Municipal Power-Ohio, Inc., OH, (Prairie State Energy), (AGC), 5.75%, 2/15/39	$1,026,460
22,685	Chelan County, WA, Public Utility District No. 1, (Columbia River), (NPFG), 0.00%, 6/1/23	10,541,947
2,900	JEA, FL, Electric System Revenue, (FSA), 5.00%, 10/1/34	2,843,508
2,990	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	2,334,831

		$16,746,746

Insured-Escrowed/Prerefunded — 0.1%
$82	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36(1)	$94,242
35	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36	40,462

		$134,704

Insured-General Obligations — 19.0%
$2,550	Butler County, KS, Unified School District No. 394, (FSA), 3.50%, 9/1/24	$2,323,483
12,165	Chabot-Las Positas, CA, Community College District, (AMBAC), 0.00%, 8/1/43	1,310,900
17,000	Coast Community College District, CA, (Election of 2002), (FSA), 0.00%, 8/1/33	3,743,570
2,920	District of Columbia, (FGIC), (NPFG), 4.75%, 6/1/33	2,703,570
1,500	Goodyear, AZ, (NPFG), 3.00%, 7/1/26	1,225,245
2,000	Los Angeles, CA, Unified School District, (AGC), 5.00%, 1/1/34	1,915,560
1,250	Philadelphia, PA, (AGC), 7.00%, 7/15/28	1,390,550
5,500	Washington, (FSA), 5.00%, 7/1/25(1)	5,756,080

		$20,368,958

Principal
Amount
(000’s omitted)	Security	Value
Insured-Hospital — 30.3%
$1,750	Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,797,443
245	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), (BHAC), 5.00%, 11/15/34	242,552
1,500	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.05%, 8/15/38(1)	1,431,735
1,695	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	1,724,764
450	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	458,204
2,200	Colorado Health Facilities Authority, (Catholic Health), (FSA), 5.10%, 10/1/41(1)	2,128,852
3,418	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	3,449,452
1,485	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36	1,498,454
1,490	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	1,320,721
2,500	Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,285,300
2,500	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (FSA), 5.25%, 5/15/41(1)	2,338,825
2,090	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,126,868
1,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	1,004,080
1,385	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	1,353,893
500	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	488,770
2,245	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,222,505
2,750	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37(1)	2,739,852
1,545	Washington Health Care Facilities Authority, (Multicare Health System), (AGC), 6.00%, 8/15/39	1,574,695
2,300	Washington Health Care Facilities Authority, (Providence Health Care), (FSA), 5.25%, 10/1/33	2,320,516

		$32,507,481

Insured-Lease Revenue/Certificates of Participation — 13.1%
$1,000	Essex County, NJ, Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,052,790
4,600	Hudson Yards, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	3,683,358
4,250	Massachusetts Development Finance Agency, (NPFG), 5.125%, 2/1/34	3,755,002
875	New Jersey Economic Development Authority, (School Facilities), (AGC), 5.50%, 12/15/34	915,215
3,250	San Diego County, CA, Water Authority, Certificates of Participation, (FSA), 5.00%, 5/1/38(1)	3,129,718
1,500	Tri-Creek Middle School Building Corp., IN, (FSA), 5.25%, 1/15/34(1)	1,516,095

		$14,052,178

Insured-Other Revenue — 1.4%
$2,540	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$364,414
1,000	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,124,410

		$1,488,824

Insured-Private Education — 4.6%
$2,500	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$2,578,600
2,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,391,600

		$4,970,200

Insured-Public Education — 3.6%
$3,900	University of South Alabama, (BHAC), 5.00%, 8/1/38	$3,908,307

		$3,908,307

Principal
Amount
(000’s omitted)	Security	Value
Insured-Sewer Revenue — 0.6%
$675	Marysville, OH, Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/46	$591,935

		$591,935

Insured-Solid Waste — 1.1%
$740	Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$766,070
425	Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	434,903

		$1,200,973

Insured-Special Tax Revenue — 12.9%
$5,415	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/34	$1,121,825
4,000	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 5.25%, 6/15/42	3,950,480
2,500	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	2,087,800
2,485	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	2,167,740
34,675	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,837,428
6,085	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	672,332
12,065	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	1,249,693
7,595	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	735,652

		$13,822,950

Insured-Student Loan — 2.2%
$2,395	Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,374,547

		$2,374,547

Insured-Transportation — 26.9%
$11,900	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	$4,568,648
10,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/41(1)	10,115,650
1,000	Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/24	1,039,390
535	Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	542,249
5,195	Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), (NPFG), 4.50%, 1/1/32	4,627,446
13,885	Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 0.00%, 1/1/20	2,250,481
1,040	New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,091,574
5,610	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42	4,674,252

		$28,909,690

Insured-Water and Sewer — 19.4%
$1,790	Atlanta, GA, Water and Wastewater, (NPFG), 5.00%, 11/1/39	$1,539,615
670	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26(2)	710,240
420	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27(2)	442,294
660	Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	686,136
1,910	Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	2,006,531
1,250	District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	1,235,762
435	Houston, TX, Utility System, (BHAC), (FSA), 5.00%, 11/15/33	441,516
2,205	New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	2,376,814
3,195	Ogden City, UT, Sewer and Water, (FSA), 4.50%, 6/15/38(3)	2,857,704
11,390	Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	8,597,172

		$20,893,784

Insured-Water Revenue — 22.2%
$7,000	Contra Costa, CA, Water District, (FSA), 5.00%, 10/1/32(1)	$6,914,349
5,500	Los Angeles, CA, Department of Water and Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	5,356,175

Principal
Amount
(000’s omitted)	Security	Value
$6,110	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	$4,854,273
6,750	Metropolitan Water District, CA, Water and Sewer Systems, (BHAC), (FGIC), 5.00%, 10/1/36(1)	6,788,002

		$23,912,799

Other Revenue — 0.4%
$500	Main Street National Gas, Inc., GA, Gas Project Revenue, 5.50%, 9/15/27	$439,755

		$439,755

Special Tax Revenue — 0.2%
$295	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	$237,926

		$237,926

Total Tax-Exempt Investments — 190.6% (identified cost $226,584,185)		$204,841,122

Short-Term Investments — 1.8%

	Principal Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/09	$1,921	$1,921,354

		$1,921,354

Total Short-Term Investments — 1.8% (identified cost $1,921,354)		$1,921,354

Total Investments — 192.4% (identified cost $228,505,539)		$206,762,476

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (41.6)%		$(44,702,459)

Other Assets, Less Liabilities — (50.8)%		$(54,614,523)

Net Assets Applicable to Common Shares — 100.0%		$107,445,494

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2009, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

		California	14.9%
		New York	10.7%
		Others, representing less than 10% individually	74.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2009, 89.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.8% to 25.0% of total investments.

(1)		Security represents the underlying municipal bond of a tender option bond trust.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security (or a portion thereof) has been pledged as collateral for open swap contracts.

A summary of financial instruments outstanding at June 30, 2009 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/09	116 U.S. Treasury Bond	Short	$(13,523,186)	$(13,729,687)	$(206,501)
9/09	61 U.S. Treasury Note	Short	(7,176,422)	(7,092,204)	84,218

					$(122,283)

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$3,000,000	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(270,047)
Merrill Lynch Capital Services, Inc.	3,000,000	4.517	3-month USD- LIBOR-BBA	December 1, 2009 / December 1, 2039	(130,249)

					$(400,296)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $84,218 and $606,797, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$172,349,607

Gross unrealized appreciation	$106,334
Gross unrealized depreciation	(23,058,465)

Net unrealized depreciation	$(22,952,131)

The Fund adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$204,841,122	$—	$204,841,122
Short-Term Investments	—	1,921,354	—	1,921,354

Total Investments	$—	$206,762,476	$—	$206,762,476

Futures Contracts	84,218	—	—	84,218

Total	$84,218	$206,762,476	$—	$206,846,694

Liability Description
Futures Contracts	$(206,501)	$—	$—	$(206,501)
Interest Rate Swaps	—	(400,296)	—	(400,296)

Total	$(206,501)	$(400,296)	$—	$(606,797)

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Municipal Bond Fund II

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	August 20, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	August 20, 2009